COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Jan. 31, 2016 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)
Loss Contingencies [Line Items]
Number of premises operating leases		2
Term of leases of motor vehicles		3 years
Operating leases expense		$ 1,294	$ 1,211	$ 1,608
Indemnification agreement limit as a percentage of shareholders' equity		25.00%
Number of lawsuits		1
Number of former employees filing lawsuits	2
Financial compensation sought for past damages plus additional amounts for future lost income and pain and suffering	$ 700	$ 71
Obligation to purchase inventory from suppliers		415
Other Employees [Member]
Loss Contingencies [Line Items]
Financial compensation sought for past damages plus additional amounts for future lost income and pain and suffering		$ 162